Cover	Jun. 16, 2023
Statement [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 16, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41424
Entity Registrant Name	FEUTUNE LIGHT ACQUISITION CORPORATION
Entity Central Index Key	0001912582
Entity Tax Identification Number	87-4620515
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	48 Bridge Street
Entity Address, Address Line Two	Building A
Entity Address, City or Town	Metuchen
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08840
City Area Code	909
Local Phone Number	214-2482
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock, one Warrant and one Right
Statement [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock, one Warrant and one Right
Trading Symbol	FLFVU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Statement [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	FLFV
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Statement [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	FLFVW
Security Exchange Name	NASDAQ
Rights, each right exchangeable for one-tenth (1/10) of one share of Class A Common Stock at the closing of a business combination
Statement [Line Items]
Title of 12(b) Security	Rights, each right exchangeable for one-tenth (1/10) of one share of Class A Common Stock at the closing of a business combination
Trading Symbol	FLFVR
Security Exchange Name	NASDAQ